Annual Total Returns - FidelitySeriesInternationalFunds-ComboPRO - FidelitySeriesInternationalFunds-ComboPRO - Fidelity Series Emerging Markets Fund	Dec. 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 29, 2018
Fidelity Series Emerging Markets Fund
Bar Chart Table:
Annual Return 2019	9.63%
Annual Return 2020	17.85%
Annual Return 2021	(4.14%)
Annual Return 2022	(24.50%)